Notes Payable/Convertible Debt	3 Months Ended	12 Months Ended
	Apr. 30, 2022	Jan. 31, 2022
Debt Disclosure [Abstract]
NOTES PAYABLE/CONVERTIBLE DEBT
4.	NOTES PAYABLE

Notes Payable

On March 21, 2020, the Coronavirus Aid Relief and Economic Security Act (“CARES ACT” was enacted. The CARES ACT established the Paycheck Protection Program (“PPP”) which funds small businesses through federally guaranteed loans. Under the PPP, companies are eligible for forgiveness of principal and interest if the proceeds are used for eligible payroll costs, rent and utility costs. On June 17, 2020, the Company’s subsidiary, 4P Therapeutics, was advanced $34,870 under the PPP, all of which was forgiven as of April 30, 2021. The Company recorded a gain on the extinguishment of debt of $34,870 during the three months ended April 30, 2021.

In July 2020, a minority shareholder made an additional loan to the Company in the amount of $100,000. The loan is interest-free and due upon demand. In October 2021, the loan was converted into 17,182 common shares of the Company. The shares were issued at fair market value and no gain or loss was recorded for the transaction.

Active Intelligence, the Company’s newly acquired subsidiary, entered into an agreement with the Carolina Small Business Development Fund for a line of credit of $160,000 due October 16, 2029, with interest of 5% per year. The amount assumed in Note 3 was $139,184. The loan requires monthly payments of principal and interest of $1,697. During the year ended January 31, 2022, principal and interest payments of $8,344 were forgiven under the Cares Act. The amount, $8,344, has been recorded as a gain on the forgiveness of debt. During the three months ended April 30, 2022, the Company made principal payments of $3,647. As of April 30, 2022, the amount due was $111,591, of which $14,119 is current.

On April 3, 2022, the Company entered into a retail installment agreement for the purchase of an automobile. The contract price was $32,274, of which $22,795 was financed. The agreement is for five years bearing interest at 2.95% per annum with payments of $495 per month. The loan is secured by automobile. As of April 30, 2022, the amount due was $22,483 of which $3,960 is current.

Finance Leases

Pocono had two finance leases secured by equipment. The leases mature in 2025 and 2026. The incremental borrowing rate is 5.0%. The amount due on the leases was $121,544, all of which was paid during the year ended January 2022.

Related Party Payable

On August 31, 2020, in connection with the Company’s acquisition of Pocono Products LLC, the Company issued to Pocono Coated Products LLC a promissory note, net of debt discount, in the amount of $1,332,893 with interest accruing at an annual rate of 0.17%, due on August 28, 2021, or immediately following the earlier of a capital raise of no less than $4,000,000 and/or a public offering of no less than $4,000,000. The members of Pocono Coated Products LLC, which include Mike Myer who was a related party, are shareholders of the Company. During the three months ended April 30, 2021, the Company recorded amortization of debt discount of $36,554. In October 2021, the note in the amount of $1,500,000 was paid in full.

Interest expense for the three months ended April 30, 2022, was $4,110. Interest expense for the three months ended April 30, 2021, was $40,869 including the amortization of debt discount of $36,554 and interest expense of $4,315.

6.	NOTES PAYABLE/CONVERTIBLE DEBT

Notes Payable

On March 21, 2020, the Coronavirus Aid Relief and Economic Security Act (“CARES ACT” was enacted. The CARES ACT established the Paycheck Protection Program (“PPP”) which funds small businesses through federally guaranteed loans. Under the PPP, companies are eligible for forgiveness of principal and interest if the proceeds are used for eligible payroll costs, rent and utility costs. On June 17, 2020, the Company’s subsidiary, 4P Therapeutics, was advanced $34,870 under the PPP, all of which was forgiven as of April 30, 2021. The Company recorded a gain on the extinguishment of debt of $34,870 during the year ended January 31, 2022.

In July 2020, a minority shareholder made an additional loan to the Company in the amount of $100,000. The loan is interest-free and due upon demand. In October 2021, the loan was converted into 17,182 common shares of the Company. The shares were issued at fair market value and no gain or loss was recorded for the transaction.

Active Intelligence, the Company’s newly acquired subsidiary, entered into an agreement with the Carolina Small Business Development Fund for a line of credit of $160,000 due October 16, 2029, with interest of 5% per year. The amount assumed in Note 3 was $139,184. The loan requires monthly payments of principal and interest of $1,697. During the year ended January 31, 2022, principal and interest payments of $8,344 were forgiven under the Cares Act. The amount, $8,344, has been recorded as a gain on the forgiveness of debt. As of January 31, 2022, the amount due was $115,238, of which $14,119 is current.

Finance Leases

Pocono has two finance leases secured by equipment. The leases mature in 2025 and 2026. The incremental borrowing rate is 5.0%. The amount due on the leases was $121,544, all of which was paid during the year ended January 2022.

Related Party Payable

On August 31, 2020, in connection with the Company’s acquisition of Pocono Products LLC, the Company issued to Pocono Coated Products LLC a promissory note, net of debt discount, in the amount of $1,332,893 with interest accruing at an annual rate of 0.17%, due on August 28, 2021, or immediately following the earlier of a capital raise of no less than $4,000,000 and/or a public offering of no less than $4,000,000. Pocono Coated Products LLC, a related party, is a shareholder of the Company. During the nine months ended October 31, 2021, the Company recorded amortization of debt discount of $97,477. In October 2021, the note in the amount of $1,500,000 was paid in full.

Convertible Debt

On October 30, 2019, the Company entered into a securities purchase agreement with two investors pursuant to which the Company issued to the investors (i) 6% one-year convertible promissory notes in the principal amount of $270,000 and (ii) three-year warrant to purchase 50,000 shares of common stock at an exercise price equal to the lesser of (i) $20.90 or (ii) if the Company completes a public offering, 110% of the initial public offering price of the common stock in the public offering. The loans contained an original issue discount of $20,000 resulting in gross proceeds from this financing of $250,000.

The notes are convertible at a conversion price equal to the lesser of (i) the per share price of our common stock offered in a public offering or (ii) the variable conversion price, which is defined as 70% of the lowest trading price of the common stock during the 20 trading days preceding the date of conversion. The conversion price and the percentage of the trading price is subject to downward adjustment in the event the Company fails to comply with the obligations under the notes. The Company has the right to prepay the notes during the 180 days following the issuance of the notes at a premium of 115% of the outstanding principal and interest during the 60 days following the date of issuance of the note, which percentage increases to 125% during the remainder of the 180-day period. The Company is required to pay the notes one business day after the closing of the first to occur of (a) the next public offering of the Company’s securities or (b) the next private placement of the Company’s equity or debt securities in which the Borrower received net proceeds of at least $1.0 million, (c) issuance of securities pursuant to an equity line of credit or (d) a financing with a bank or other institutional lender.

The embedded conversion option qualified for derivative accounting and bifurcation under ASC 815 -15 Derivative and Hedging. The initial fair of the conversion feature was $128,870 and the fair value of the warrants in connection with the notes were valued at $888,789 and were recorded based on their relative fair values. A debt discount to the note payables of $270,000 and an initial derivative expense of $767,650 was recorded.

The debt discount will be amortized over the life of the note. Amortization of the debt discount for the year ended January 31, 2020, was $202,500.

On March 25, 2020, the Company prepaid the convertible notes in the principal amount of $270,000 from the proceeds of a private placement. The total payments, including a prepayment fee of $69,131 and accrued interest, was $345,565. As a result of the payment of the notes, the derivative liability, which was $928,774 as of January 31, 2020, was reduced to zero. The warrants are no longer a derivative liability based on the notes being paid in full.

Interest expense for the year ended January 31, 2022, was $118,421 including the amortization of the debt discount of $97,477 and interest expense of $20,944. Interest expense for the year ended January 31, 2021, was $280,686 including the amortization of debt discount of $272,130 and interest expense of $8,566.